Acquisitions (Tables)	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Summary of Purchase Price Allocation
The following summarizes the allocation of the purchase price of Avis Europe:

Cash	$136
Receivables	245
Other current assets	213
Property and equipment	91
Deferred income taxes	27
Other intangibles	254
Other non-current assets	31
Vehicles	1,706
Receivables from vehicle manufacturers and other	282
Total identifiable assets acquired	2,985

Accounts payable and other current liabilities	(552)
Debt	(763)
Other non-current liabilities	(322)
Liabilities under vehicles program - debt	(779)
Total liabilities assumed	(2,416)

Net assets acquired	569
Goodwill	290
Non-cash charge related to the reacquired unfavorable license rights	117
Total	$976

Pro Forma Summary of Acquisition

(unaudited) Pro Forma Summary for the Year Ended December 31,
2011
Net revenues	$7,259
Net income	22
Earnings per share – Diluted	0.17